Debt and Lease Arrangements - Schedule of Future Minimum Lease Payments for Finance and Operating Leases (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating leases Future minimum lease payments	$ 23,469	$ 25,998
Drilling Ancillary Equipment [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating leases Future minimum lease payments	$ 5,660	$ 6,926